SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended
	Oct. 29, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 29, 2013 Maximum [Member]	Feb. 19, 2013 President [Member]	Oct. 29, 2013 Senior Convertible Note Payable [Member]	Jan. 29, 2013 Senior Convertible Note Payable [Member] Rate
Subsequent Event [Line Items]
Debt instrument, face amount									$ 500,000
Number of shares called by warrants	192,970								8,142
Proceeds from issuance of senior convertible notes		500,000		500,000					500,000
Annual rate									18.00%
Maturity date, maximum									Jan. 28, 2016
Maturity date, minimum									Jan. 28, 2014
Conversion price									$ 3.3775
Weighted average closing price per share, percentage									110.00%
Weighted average closing price per share, measurement period									30 days
Exercise price	$ 3.30								$ 3.3775
Annual base salary							182,000
Proceeds from issuance of private placement	10,000,000
Stock issued in private placement, shares	3,333,338
Stock price per share	$ 3.00
Proceeds from private placement after fees and expenses	9,000,000
Costs associated with the public offering	579,000
Amount of debt converted into stock								$ 1,700,000
Shares issued from conversion of convertible debt								780,000
Total number of shares authorized	8,000,000					1,800,000